Longleaf Partners Fund
Portfolio of Investments
March 31, 2024
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Aerospace & Defense
RTX Corporation	635,612	$61,991,238	4.4%
Air Freight & Logistics
FedEx Corporation	301,612	87,389,061	6.3
Capital Markets
Affiliated Managers Group, Inc.	492,252	82,437,442	5.9
Entertainment
Live Nation Entertainment, Inc.*	667,329	70,583,388	5.0
Warner Bros., Discovery, Inc.*	6,495,012	56,701,455	4.1
Warner Music Group Corp.	1,544,530	51,000,381	3.6
		178,285,224	12.7
Financial Services
Fidelity National Information Services, Inc.	929,871	68,977,831	4.9
Fiserv, Inc.*	178,443	28,518,760	2.1
PayPal Holdings, Inc.*	686,174	45,966,796	3.3
		143,463,387	10.3
Food Products
Kellanova	1,205,334	69,053,585	4.9
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	227,601	36,329,672	2.6
MGM Resorts International*	1,210,116	57,129,576	4.1
		93,459,248	6.7
Interactive Media & Services
IAC, Inc.*	1,464,721	78,128,218	5.6
Leisure Products
Mattel, Inc.*	3,772,498	74,733,185	5.3
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.*	196,969	68,125,668	4.9
Machinery
CNH Industrial N.V. (Netherlands)	5,969,924	77,370,215	5.5
Media
Liberty Broadband Corporation - Series C*	761,905	43,603,823	3.1
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	3,774,394	89,528,626	6.4
Textiles, Apparel & Luxury Goods
PVH Corp.	247,809	34,844,424	2.5
Total Common Stocks (Cost $1,042,243,644)		1,182,413,344	84.5
0

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 03/28/24, due 04/01/24, Repurchase price $217,847,902 (Collateral: $222,094,876 due 3/31/30 to 8/15/49, Par $258,514,000) (Cost $217,740,000)	217,740,000	$217,740,000	15.6%
Total Investments (Cost $1,259,983,644)		1,400,153,344	100.1
Other Assets (Liabilities), Net		(759,700)	(0.1)
Net Assets		$1,399,393,644	100.0%

*	Non-income producing security.
Note: Companies headquartered outside the U.S. represent 5.5% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners Small-Cap Fund
Portfolio of Investments
March 31, 2024
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Beverages
The Boston Beer Company, Inc. Class - A*	106,204	$32,330,622	3.7%
Consumer Staples Distribution & Retail
Ingles Markets, Incorporated - Class A	440,184	33,753,309	3.9
Diversified Consumer Services
Graham Holdings Company - Class B	67,379	51,725,511	6.0
Diversified REITs
Douglas Emmett, Inc.	1,329,830	18,444,742	2.1
Empire State Realty Trust, Inc.	3,064,544	31,043,831	3.6
Park Hotels & Resorts Inc.	2,425,421	42,420,613	4.9
PotlatchDeltic Corporation	871,097	40,958,981	4.8
		132,868,167	15.4
Entertainment
Atlanta Braves Holdings, Inc. - Class C*	982,236	38,366,138	4.4
Food Products
Gruma, S.A.B. DE C.V. (Mexico)	2,662,172	49,750,885	5.8
Westrock Coffee Company*(a)	5,231,296	54,039,288	6.2
		103,790,173	12.0
Hotels, Restaurants & Leisure
Hyatt Hotels Corporation - Class A	145,394	23,207,790	2.7
Insurance
Oscar Health, Inc. - Class A*	3,067,848	45,618,900	5.3
White Mountains Insurance Group, Ltd.	22,943	41,166,625	4.7
		86,785,525	10.0
Leisure Products
Mattel, Inc.*	2,521,419	49,949,311	5.8
Oil, Gas & Consumable Fuels
CNX Resources Corporation*	2,302,953	54,626,045	6.3
Real Estate Management & Development
Anywhere Real Estate Inc.*(a)	5,710,068	35,288,220	4.1
Total Common Stocks (Cost $454,867,527)		642,690,811	74.3
Preferred Stock
Technology Hardware, Storage & Peripherals
Eastman Kodak Company Convertible Preferred Stock - Series B 4.00%(a)(b)(c) (Cost $95,452,160)	932,150	80,071,685	9.3
	Principal Amount
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 03/28/24, due 04/01/24, Repurchase price $141,522,097 (Collateral: $144,281,056 due 3/31/30 to 5/15/39, Par $146,041,400) (Cost $141,452,000)	141,452,000	141,452,000	16.3
Total Investments (Cost $691,771,687)		864,214,496	99.9
Other Assets (Liabilities), Net		1,082,916	0.1
Net Assets		$865,297,412	100.0%

continued

*	Non-income producing security.
(a)	Affiliated issuer during the period. See Note 3.
(b)	Investment categorized as Level 3 in fair value hierarchy. See Note 4.
(c)
These shares were acquired directly from the issuer in a private placement on February 26, 2021 with a total cost at
March 31, 2024 of $95,452,160. They are considered restricted securities under the Securities Act of 1933 (the "33 Act").
 These shares may be sold only if registered under the 33 Act or an exemption is available.  The issuer has filed with the SEC a registration statement on Form S-3 providing for the potential resale on an ongoing basis under 33 Act Rule 415 of Common
Stock issuable upon conversion of the Series B Preferred Stock, subject to certain terms of a Registration Rights Agreement with the issuer. Due to the lack of an active trading market, all or a portion of this position may be illiquid. Judgment plays a greater role in valuing illiquid securities than those for which a more active market exists, and are valued by Southeastern
Asset Management as designee under procedures adopted by the Board of Trustees (See Note 2).

Note: Companies headquartered outside the U.S. represent 5.8% of net assets.
See Notes to Portfolio of Investments.

Longleaf Partners International Fund
Portfolio of Investments
March 31, 2024
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Banks
HDFC Bank Ltd. (India)	1,786,141	$31,008,106	4.2%
Beverages
Becle, S.A.B. de C.V. (Mexico)	14,230,374	33,554,733	4.5
Broadline Retail
Alibaba Group Holding Limited (China)	2,372,800	21,296,963	2.8
Prosus N.V. (Netherlands)	1,064,408	33,387,886	4.5
		54,684,849	7.3
Chemicals
Kansai Paint Co., LTD. (Japan)	713,500	10,173,667	1.4
LANXESS AG (Germany)	757,573	20,277,403	2.7
		30,451,070	4.1
Financial Services
EXOR N.V. (Netherlands)	385,102	42,813,904	5.8
Food Products
Glanbia plc (Ireland)	2,372,114	46,781,357	6.3
Gruma, S.A.B. DE C.V. (Mexico)	1,891,673	35,351,738	4.8
Premier Foods plc (United Kingdom)	22,538,242	42,499,283	5.7
		124,632,378	16.8
Hotels, Restaurants & Leisure
Accor S.A. (France)	998,075	46,624,280	6.3
Delivery Hero SE* (Germany)	1,066,012	30,494,028	4.1
Domino's Pizza Group PLC (United Kingdom)	6,907,395	30,042,809	4.0
ENTAIN PLC (United Kingdom)	1,511,301	15,210,314	2.0
H World Group Limited (China)	905,200	3,504,269	0.5
H World Group Limited ADR (China)	568,962	22,018,829	3.0
Jollibee Foods Corporation (Philippines)	6,818,370	30,641,954	4.1
Melco International Development Limited* (Hong Kong)	23,653,700	14,838,527	2.0
		193,375,010	26.0
Household Durables
Man Wah Holdings Limited (Hong Kong)	30,077,500	21,212,460	2.8
Interactive Media & Services
Naver Corporation (South Korea)	123,070	17,104,102	2.3
Vivendi S.A. (France)	2,268,106	24,714,156	3.3
		41,818,258	5.6
Life Sciences Tools & Services
Eurofins Scientific (France)	483,541	30,820,158	4.1
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	274,651	41,874,494	5.6
Kering (France)	40,484	16,000,763	2.2
Samsonite International SA (Hong Kong)	5,070,900	19,177,278	2.6
		77,052,535	10.4
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	1,429,092	29,131,901	3.9
Total Common Stocks (Cost $600,466,842)		710,555,362	95.5

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 03/28/24, due 04/01/24, Repurchase price $34,319,999 (Collateral: $34,989,122 due 3/31/2030, Par $35,449,700) (Cost $34,303,000)	34,303,000	$34,303,000	4.6%
Total Investments (Cost $634,769,842)		744,858,362	100.1
Other Assets (Liabilities), Net		(832,156)	(0.1)
Net Assets		$744,026,206	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
France	15.9%
United Kingdom	11.7
Netherlands	10.3
Mexico	9.3
Hong Kong	7.4
Germany	6.8
China	6.3
Ireland	6.3
Switzerland	5.6
India	4.2
Philippines	4.1
Sweden	3.9
South Korea	2.3
Japan	1.4
Cash & Other	4.5
100.0%
See Notes to Portfolio of Investments.

Longleaf Partners Global Fund
Portfolio of Investments
March 31, 2024
(Unaudited)
	Shares	Value	% of Net Assets
Common Stocks
Air Freight & Logistics
FedEx Corporation (United States)	56,696	$16,427,099	6.2%
Broadline Retail
Prosus N.V. (Netherlands)	406,140	12,739,622	4.8
Capital Markets
Affiliated Managers Group, Inc. (United States)	89,245	14,945,860	5.6
Entertainment
Live Nation Entertainment, Inc.* (United States)	127,278	13,462,194	5.1
Warner Bros., Discovery, Inc.* (United States)	1,201,969	10,493,190	3.9
Warner Music Group Corp. (United States)	133,467	4,407,080	1.7
		28,362,464	10.7
Financial Services
EXOR N.V. (Netherlands)	141,869	15,772,356	5.9
Fidelity National Information Services, Inc. (United States)	159,851	11,857,747	4.5
		27,630,103	10.4
Food Products
Glanbia plc (Ireland)	488,686	9,637,561	3.6
Kellanova (United States)	219,961	12,601,566	4.8
		22,239,127	8.4
Hotels, Restaurants & Leisure
Accor S.A. (France)	135,139	6,312,911	2.4
Delivery Hero SE* (Germany)	365,075	10,443,229	3.9
ENTAIN PLC (United Kingdom)	647,233	6,514,001	2.5
MGM Resorts International* (United States)	192,394	9,082,921	3.4
		32,353,062	12.2
Interactive Media & Services
IAC, Inc.* (United States)	271,062	14,458,447	5.4
Vivendi S.A. (France)	650,780	7,091,150	2.7
		21,549,597	8.1
Leisure Products
Mattel, Inc.* (United States)	505,258	10,009,161	3.8
Life Sciences Tools & Services
Bio-Rad Laboratories, Inc.* (United States)	36,155	12,504,930	4.7
Eurofins Scientific (France)	168,648	10,749,363	4.1
		23,254,293	8.8
Oil, Gas & Consumable Fuels
CNX Resources Corporation* (United States)	709,503	16,829,411	6.3
Textiles, Apparel & Luxury Goods
Compagnie Financiere Richemont SA (Switzerland)	77,572	11,826,967	4.4
Wireless Telecommunication Services
Millicom International Cellular S.A.* (Sweden)	603,684	12,306,040	4.6
Total Common Stocks (Cost $221,698,675)		250,472,806	94.3

continued
	Principal Amount	Value	% of Net Assets
Short-Term Obligations
Repurchase agreement with State Street Bank, 4.46%, dated 03/28/24, due 04/01/24, Repurchase price $15,233,545 (Collateral: $15,530,564 due 3/31/2030, Par $15,735,000) (Cost $15,226,000)	15,226,000	$15,226,000	5.7%
Total Investments (Cost $236,924,675)		265,698,806	100.0
Other Assets (Liabilities), Net		7,885	—
Net Assets		$265,706,691	100.0%

*	Non-income producing security.

Country Weightings
Net Assets
United States	55.4%
Netherlands	10.7
France	9.2
Sweden	4.6
Switzerland	4.4
Germany	3.9
Ireland	3.6
United Kingdom	2.5
Cash & Other	5.7
100.0%
See Notes to Portfolio of Investments.

Notes to Portfolios of Investments
(Unaudited)
1. Organization
Longleaf Partners Fund, Longleaf Partners Small-Cap Fund, Longleaf Partners International Fund, and Longleaf Partners Global Fund (the “Funds”) are non-diversified and each is a series of Longleaf Partners Funds Trust, a Massachusetts business trust, which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.
2. Significant Accounting Policies
The Funds follow the accounting and reporting guidance in FASB Accounting Standards Codification 946.
Management Estimates
The accompanying financial statements are prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”); these principles may require the use of estimates by Fund management. Actual results could differ from those estimates.
Security Valuation
The following is a description of the valuation techniques applied to the Funds’ investments (see also Note 4. Fair Value Measurements).
Portfolio securities listed or traded on a securities exchange (U.S. or foreign), on the NASDAQ national market, or any representative quotation system providing same day publication of actual prices, are valued at the last sale price, and categorized as Level 1 of the fair value hierarchy. If there are no transactions in the security that day, securities are valued at the midpoint between the closing bid and ask prices or, if there are no such prices, the prior day’s close, and categorized as Level 2.
In the case of bonds and other fixed income securities, valuations are furnished by a pricing service which takes into account factors in addition to quoted prices (such as trading characteristics, yield, quality, coupon rate, maturity, type of issue, and other market data relating to the priced security or other similar securities) where taking such factors into account would lead to a more accurate reflection of the fair market value of such securities. Such securities are categorized as Level 2.
When market quotations are not readily available, valuations of portfolio securities are determined by Southeastern Asset Management, Inc. (“Southeastern”) in accordance with procedures adopted by and under the general supervision of the Funds' Board of Trustees. In determining fair value, Southeastern considers relevant qualitative and quantitative information including news regarding significant market or security specific events. Southeastern may also utilize a service provided by an independent third party to assist in fair valuation of certain securities. These factors are subject to change over time and are reviewed periodically. Because the utilization of fair value depends on market activity, the frequency with which fair valuation may be used cannot be predicted. Estimated values may differ from the values that would have been used had a ready market for the investment existed. Such securities are categorized as either Level 2 or 3.
Repurchase agreements are valued at cost which, combined with accrued interest, approximates market value. Short-term U.S.Government obligations purchased with a remaining maturity of more than 60 days are valued through pricing obtained through pricing services approved by the Funds’ Trustees. Obligations purchased with a remaining maturity of 60 days or less or existing positions that have less than 60 days to maturity generally are valued at amortized cost, which approximates market value. However, if amortized cost is deemed not to reflect fair value, the securities are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service. Such securities are categorized as Level 2.

The Funds determine net asset values (“NAVs”) once a day, at the close of regular trading on the New York Stock Exchange (“Exchange”) (usually at 4:00 p.m. Eastern time) on days the Exchange is open for business. The Exchange is closed for specified national holidays and on weekends. Foreign securities are generally priced at the latest market close in the foreign market, which may be at different times or days than the close of the Exchange. If country specific (i.e. natural disaster, economic or political developments), issuer specific (i.e. earnings report, merger announcement), or U.S. markets-specific (i.e. significant movement in U.S. markets that would likely affect the value of foreign securities) events occur which could materially affect the NAV between the close of the foreign market and normal pricing at the close of the Exchange, foreign securities may be fair valued by Southeastern in accordance with procedures adopted by and under the general supervision of the Board using observable data (i.e. trading in depository receipts) or using an external pricing service approved by the Board. The pricing service uses an automated system incorporating a model based on multiple parameters, including a security’s local closing price, relevant general and sector indices, currency fluctuations, trading in depositary receipts and futures, if applicable, and/or research valuations by its staff, in determining what it believes is the fair value of the securities. Such securities are categorized as Level 2.
Security Transactions
For financial reporting purposes, the Funds record security transactions on trade date.
Federal Income Taxes
The tax basis unrealized appreciation (depreciation) and federal tax cost of investments held by each fund as of March 31, 2024 were as follows:
	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Gross unrealized appreciation	$282,118,787	$215,231,152	$163,512,629	$51,966,557
Gross unrealized depreciation	(153,439,728)	(45,893,906)	(53,424,109)	(24,848,800)
Net unrealized appreciation	$128,679,059	$169,337,246	$110,088,520	$27,117,757
Cost for federal income tax purposes	$1,271,474,286	$694,877,251	$634,769,842	$238,581,049
Foreign Currency Translations
The books and records of the Funds are maintained in U.S. dollars. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuations in exchange rates. Purchases and sales of securities and income and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of each transaction. The market values of investment securities, assets and liabilities are translated into U.S. dollars daily. The Funds do not isolate the portion of net realized and unrealized gains or losses in security investments which are attributable to changes in foreign exchange rates. Accordingly, the impact of such changes is included in the realized and unrealized gains or losses on the underlying securities.
Repurchase Agreements
The Funds may engage in repurchase agreement transactions. The Fixed Income Clearing Corporation (“FICC”) sells U.S. government or agency securities to each Fund under agreements to repurchase these securities at a stated repurchase price including interest for the term of the agreement, which is usually overnight or over a weekend. Each Fund, through FICC, receives delivery of the underlying U.S. government or agency securities as collateral, whose market value is required to be at least equal to the repurchase price. If FICC becomes bankrupt, the Fund might be delayed, or may incur costs or possible losses of principal and income, in selling the collateral.

3. Affiliated Issuer
Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its voting stock during all or part of the period. Affiliated companies during the period ended March 31, 2024 were as follows:
	Shares at 3/31/24	Value at 12/31/23	Purchases	Sales	Dividends	Net Realized Gain (Loss) 1/1/24 to 3/31/24	Net Unrealized Appreciation (Depreciation) 1/1/24 to 3/31/24	Value at 3/31/24
Small-Cap Fund
Common Stocks
Anywhere Real Estate Inc.* (Real Estate Management & Development)	5,710,068	$46,308,651	$—	$—	$—	$—	$(11,020,431)	$35,288,220
Westrock Coffee Company* (Food Products)	5,231,296	53,411,532	—	—	—	—	627,756	54,039,288
Preferred Stock
Eastman Kodak Company Convertible Preferred Stock - Series B 4.0%(a)(b) (Technology Hardware, Storage & Peripherals)	932,150	76,529,515	—	—	932,750	—	3,542,170	80,071,685
		$176,249,698	$—	$—	$932,750	$—	$(6,850,505)	$169,399,193
*
Non-income producing security.
(a)
Restricted security, see Portfolio of Investments for additional disclosures.
(b)
Investment categorized as Level 3 in fair value hierarchy. See Note 4.
4. Fair Value Measurements
FASB ASC 820 established a single definition of fair value for financial reporting, created a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and required additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.
•
Level 1 — quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)
Observable inputs are those based on market data obtained from sources independent of the Funds, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.
A summary of the inputs used in valuing the Funds’ investments at March 31, 2024 follows:
	Level 1	Level 2	Level 3	Total Value
Partners Fund
Common Stocks	$1,182,413,344	$—	$—	$1,182,413,344
Short-Term Obligations	—	217,740,000	—	217,740,000
	$1,182,413,344	$217,740,000	$—	$1,400,153,344

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
Common Stocks	$642,690,811	$—	$—	$642,690,811
Preferred Stock	—	—	80,071,685	80,071,685
Short-Term Obligations	—	141,452,000	—	141,452,000

	Level 1	Level 2	Level 3	Total Value
Small-Cap Fund
	$642,690,811	$141,452,000	$80,071,685	$864,214,496

	Level 1	Level 2	Level 3	Total Value
International Fund
Common Stocks	$710,555,362	$—	$—	$710,555,362
Short-Term Obligations	—	34,303,000	—	34,303,000
	$710,555,362	$34,303,000	$—	$744,858,362

	Level 1	Level 2	Level 3	Total Value
Global Fund
Common Stocks	$250,472,806	$—	$—	$250,472,806
Short-Term Obligations	—	15,226,000	—	15,226,000
	$250,472,806	$15,226,000	$—	$265,698,806
The following table provides quantitative information related to the significant unobservable inputs used to determine the value of Level 3 assets and the sensitivity of the valuations to changes in those significant unobservable inputs. These securities were valued by a third party specialist utilizing the income approach, which includes an analysis of various factors and subjective assumptions, including the current common stock price, expected period until exercise, expected volatility of the common stock, expected dividends, risk-free rate, credit quality of the issuer, and common stock borrow cost. Because a variety of factors and inputs, both observable and unobservable, are considered in determining fair values, the significant unobservable inputs presented below do not reflect all inputs significant to the fair value determination.
Fund	Investments in Securities	Fair Value (000s)	Valuation Technique	Unobservable Input	Value or Range of Input	Impact to Valuation from an Increase in Input*
Small-Cap Fund	Preferred Stock	$80,072	Binomial Latice Pricing	Straight Debt Yield	15.25%	Decrease
				Expected Volatility	51.0%	Increase
*
Represents the directional change in the fair value that would result in an increase from the corresponding unobservable input. A decrease to the unobservable input would have the opposite effect. Significant increases and decreases in these unobservable inputs in insolation could result in significantly higher or lower fair value.
The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2024:
Small-Cap Fund
Fair value at December 31, 2023	$76,529,515
Change in unrealized appreciation	3,542,170
Fair value at March 31, 2024	$80,071,685